Condensed Financial Information (Parent Company Only) - Condensed Statements of Income and Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Operating Income
Income (Loss) Before Income Taxes and Equity in Undistributed Income of Subsidiary	$ 2,539	$ 2,518	$ 2,592	$ 1,887	$ 2,937	$ 3,350	$ 2,399	$ 1,995	$ 9,536	$ 10,681
Income Tax Benefits	233	215	295	136	481	448	214	87	879	1,230
Net Income	$ 2,306	$ 2,303	$ 2,297	$ 1,751	$ 2,456	$ 2,902	$ 2,185	$ 1,908	8,657	9,451
Comprehensive (loss) income									(7,643)	7,132
Parent Company
Operating Income
Dividends from subsidiary									10,779	12,363
Interest and dividend income from securities and federal funds										0
Total operating income									10,779	12,363
General, Administrative and Other Expenses									4,498	4,210
Income (Loss) Before Income Taxes and Equity in Undistributed Income of Subsidiary									6,281	8,153
Income Tax Benefits									(1,095)	(773)
Income (Loss) Before Equity in Undistributed Income of Subsidiary									7,376	8,926
Equity in Undistributed Income of Subsidiary									1,281	525
Net Income									8,657	9,451
Comprehensive (loss) income									$ (7,643)	$ 7,132